Disposal of subsidiaries	12 Months Ended
Dec. 31, 2024
Disposal of Subsidiary [Abstract]
Disposal of subsidiaries

Note 15. Disposal of subsidiaries

On June 29, 2022, the Company completed the disposal of its 100% equity interest in Beijing Youmeng IT Co., Ltd. The Company recorded a gain on disposal of $783,003 for the year ended December 31, 2022. This disposal was not classified as a discontinued operation as Beijing Youmeng IT Co., Ltd was merely a cost centre which did not represent a separate major line of business or geographic area of operations to the Company.

On July 27, 2022, the Company completed the disposal of its 100% equity interest in Webuy Sdn Bhd. The Company recorded a gain on disposal of $42,150 during the year ended December 31, 2022. This disposal was not classified as a discontinued operation as Webuy Sdn Bhd was operating within the Company’s same core business as other subsidiaries and the operating results contributed by Webuy Sdn Bhd was immaterial to the Company’s consolidated financial statements.